Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 0.8%
Xero Ltd. (Software & Services)*†	160,063	$12,986,803
Brazil - 0.9%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	4,884,400	13,447,944
China - 9.8%
Baidu Inc. - Sponsored ADR (Media & Entertainment)*	165,436	26,426,747
Country Garden Services Holdings Co., Ltd. (Real Estate)†	3,963,000	23,422,852
ENN Energy Holdings Ltd. (Utilities)†	477,500	7,589,627
JD.com Inc., Class A (Retailing)*†	13,933	519,563
NetEase Inc. (Media & Entertainment)†	1,068,600	22,047,069
Sangfor Technologies Inc., Class A (Software & Services)†	462,250	11,313,030
Tencent Holdings Ltd. (Media & Entertainment)†	292,600	17,859,518
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,089,600	17,908,916
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,430,000	23,862,288
		150,949,610
Denmark - 0.7%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	33,970	11,540,518
Finland - 0.7%
Neste OYJ (Energy)†	240,798	10,806,314
France - 2.3%
L'Oreal SA (Household & Personal Products)†	38,928	16,664,020
Schneider Electric SE (Capital Goods)†	114,193	19,412,008
		36,076,028
Germany - 1.0%
HelloFresh SE (Food & Staples Retailing)*†	180,438	11,860,108
TeamViewer AG (Software & Services)*^†	248,545	3,738,094
		15,598,202
Hong Kong - 1.0%
AIA Group Ltd. (Insurance)†	1,483,205	15,406,443
India - 1.3%
HDFC Bank Ltd. - ADR (Banks)	281,069	19,289,766
	Shares	Value
COMMON STOCKS - 97.6% (continued)
Indonesia - 1.3%
Bank Central Asia Tbk PT (Banks)†	37,862,970	$20,188,182
Japan - 2.2%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	314,600	10,215,435
MISUMI Group Inc. (Capital Goods)†	207,100	6,739,887
Sysmex Corp. (Health Care Equipment & Services)†	187,265	17,781,157
		34,736,479
Netherlands - 2.3%
Adyen NV (Software & Services)*^†	6,877	14,023,523
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	32,179	21,791,619
		35,815,142
Poland - 1.0%
CD Projekt SA (Media & Entertainment)†	336,886	14,948,588
South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	9,820	15,337,627
Sweden - 1.8%
Atlas Copco AB, Class A (Capital Goods)†	268,466	15,778,636
Epiroc AB, Class A (Capital Goods)†	564,330	11,995,204
		27,773,840
Switzerland - 3.5%
Alcon Inc. (Health Care Equipment & Services)	241,501	18,542,447
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	55,081	21,297,950
VAT Group AG (Capital Goods)^†	34,162	13,899,199
		53,739,596
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	511,000	11,636,993
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	56,457	6,923,322
		18,560,315

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
United Kingdom - 1.7%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,037,880	$18,765,268
Spirax-Sarco Engineering plc (Capital Goods)†	44,078	7,905,798
		26,671,066
United States - 63.1%
Accenture plc, Class A (Software & Services)	80,511	28,467,079
Adobe Inc. (Software & Services)*	57,544	30,745,759
Align Technology Inc. (Health Care Equipment & Services)*	46,733	23,130,966
Alphabet Inc., Class A (Media & Entertainment)*	20,696	56,004,825
Amazon.com Inc. (Retailing)*	12,313	36,833,970
AMETEK Inc. (Capital Goods)	153,249	20,959,866
Apple Inc. (Technology Hardware & Equipment)	123,598	21,602,458
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	152,546	21,078,806
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	27,893	16,341,951
CME Group Inc. (Diversified Financials)	109,395	25,106,153
CoStar Group Inc. (Commercial & Professional Services)*	196,592	13,792,895
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	81,247	23,219,580
Deere & Co. (Capital Goods)	140,717	52,965,879
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	167,484	18,289,253
EPAM Systems Inc. (Software & Services)*	27,573	13,128,608
Etsy Inc. (Retailing)*	85,405	13,415,417
First Republic Bank (Banks)	266,707	46,297,668
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	89,819	31,330,664
Intuitive Surgical Inc. (Health Care Equipment & Services)*	54,602	15,516,796
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	62,630	15,338,087
MercadoLibre Inc. (Retailing)*	15,162	17,164,294
Meta Platforms Inc., Class A (Media & Entertainment)*	114,097	35,742,026
Microsoft Corp. (Software & Services)	129,291	40,206,915
	Shares	Value
COMMON STOCKS - 97.6% (continued)
United States - 63.1% (continued)
Netflix Inc. (Media & Entertainment)*	31,539	$13,471,569
NIKE Inc., Class B (Consumer Durables & Apparel)	221,861	32,850,958
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	57,513	14,082,633
PayPal Holdings Inc. (Software & Services)*	105,077	18,066,939
Pinterest Inc., Class A (Media & Entertainment)*	290,921	8,599,625
salesforce.com Inc. (Software & Services)*	67,588	15,722,996
Schlumberger NV (Energy)	695,492	27,172,872
SVB Financial Group (Banks)*	80,863	47,215,906
Synopsys Inc. (Software & Services)*	76,641	23,797,031
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	51,435	29,899,166
Trade Desk Inc., Class A (Software & Services)*	220,390	15,325,921
Tradeweb Markets Inc., Class A (Diversified Financials)	224,100	18,996,957
UnitedHealth Group Inc. (Health Care Equipment & Services)	69,348	32,771,784
Verisk Analytics Inc. (Commercial & Professional Services)	68,740	13,481,976
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	150,562	36,594,094
Walt Disney Co. (Media & Entertainment)*	90,011	12,868,873
		977,599,215
Total Common Stocks (Cost $1,133,610,593)		$1,511,471,678
SHORT TERM INVESTMENTS - 2.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	43,466,710	43,466,710
Total Short Term Investments (Cost $43,466,710)		$43,466,710
Total Investments — 100.4%
(Cost $1,177,077,303)		$1,554,938,388
Liabilities Less Other Assets - (0.4)%		(6,101,346)
Net Assets — 100.0%		$1,548,837,042

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.6% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	8.6%
Capital Goods	9.5
Commercial & Professional Services	1.8
Consumer Durables & Apparel	2.1
Diversified Financials	3.7
Energy	2.5
Food & Staples Retailing	0.8
Health Care Equipment & Services	8.1
Household & Personal Products	1.1
Insurance	1.0
Media & Entertainment	13.5
Pharmaceuticals, Biotechnology & Life Sciences	15.6
Real Estate	1.5
Retailing	4.4
Semiconductors & Semiconductor Equipment	6.0
Software & Services	14.5
Technology Hardware & Equipment	2.4
Utilities	0.5
Money Market Fund	2.8
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 2.6%
BHP Group Ltd. - Sponsored ADR (Materials)	8,476,437	$539,101,393
Brazil - 2.2%
Ambev SA - ADR (Food Beverage & Tobacco)	76,970,641	217,826,914
XP Inc., Class A (Diversified Financials)*	7,386,013	246,028,093
		463,855,007
Canada - 2.2%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	5,750,400	231,934,082
Canadian National Railway Co. (Transportation)	1,847,700	224,902,044
		456,836,126
China - 9.7%
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	242,232,000	294,155,441
ENN Energy Holdings Ltd. (Utilities)†	18,093,900	287,593,605
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	74,496,288	325,901,389
JD.com Inc., Class A (Retailing)*†	529,557	19,747,227
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	25,878,000	202,810,117
Tencent Holdings Ltd. (Media & Entertainment)†	11,169,000	681,725,764
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	62,730,137	189,241,365
		2,001,174,908
Denmark - 1.0%
Novozymes A/S, Class B (Materials)†	2,868,348	196,984,502
France - 8.5%
Air Liquide SA (Materials)†	1,167,725	200,261,480
Dassault Systemes SE (Software & Services)†	5,907,032	284,414,585
L'Oreal SA (Household & Personal Products)†	1,650,685	706,613,460
Schneider Electric SE (Capital Goods)†	3,382,776	575,048,153
		1,766,337,678
Germany - 8.3%
Allianz SE, Reg S (Insurance)†	2,033,770	520,885,637
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	15,972,586	652,464,992
SAP SE - Sponsored ADR (Software & Services)	2,215,735	277,432,179
	Shares	Value
COMMON STOCKS - 97.9% (continued)
Germany - 8.3% (continued)
Symrise AG (Materials)†	2,289,616	$273,191,187
		1,723,973,995
Hong Kong - 2.6%
AIA Group Ltd. (Insurance)†	52,328,774	543,552,815
India - 3.2%
HDFC Bank Ltd. - ADR (Banks)	3,665,301	251,549,608
ICICI Bank Ltd. - Sponsored ADR (Banks)	18,498,210	401,966,103
		653,515,711
Indonesia - 1.4%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	955,454,700	279,368,054
Israel - 1.3%
Check Point Software Technologies Ltd. (Software & Services)*	2,163,745	261,834,783
Japan - 11.8%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	8,225,400	267,088,489
FANUC Corp. (Capital Goods)†	829,800	164,208,158
Keyence Corp. (Technology Hardware & Equipment)†	541,134	278,284,532
Komatsu Ltd. (Capital Goods)†	10,096,300	248,553,595
Kubota Corp. (Capital Goods)†	15,914,400	341,450,525
Nitori Holdings Co., Ltd. (Retailing)†	1,604,200	229,879,212
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,781,700	268,889,388
Sysmex Corp. (Health Care Equipment & Services)†	2,914,207	276,709,335
Unicharm Corp. (Household & Personal Products)†	9,660,600	373,866,082
		2,448,929,316
Mexico - 1.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	2,811,569	211,486,220
Netherlands - 3.6%
Adyen NV (Software & Services)*^†	205,908	419,885,953
Shell plc (Energy)	13,007,099	329,940,143
		749,826,096
Russia - 2.4%
LUKOIL PJSC - Sponsored ADR (Energy)	4,279,605	380,328,496

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.9% (continued)
Russia - 2.4% (continued)
Yandex NV, Class A (Media & Entertainment)*	2,609,766	$125,425,354
		505,753,850
Singapore - 2.8%
DBS Group Holdings Ltd. (Banks)†	22,258,580	583,094,965
South Korea - 3.4%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	454,913	710,517,893
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	48,198,916	306,780,661
Sweden - 7.6%
Alfa Laval AB (Capital Goods)†	9,221,400	312,002,233
Atlas Copco AB, Class A (Capital Goods)†	12,203,305	717,228,638
Epiroc AB, Class A (Capital Goods)†	14,166,615	301,120,683
Skandinaviska Enskilda Banken AB, Class A (Banks)†	18,748,583	241,713,192
		1,572,064,746
Switzerland - 10.7%
Alcon Inc. (Health Care Equipment & Services)	4,026,495	309,154,286
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	645,772	444,505,848
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	3,329,418	429,961,040
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,590,486	614,986,853
SGS SA, Reg S (Commercial & Professional Services)†	60,883	173,620,696
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	699,130	248,378,607
		2,220,607,330
Taiwan - 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	6,597,953	809,106,976
United Kingdom - 5.0%
Diageo plc (Food Beverage & Tobacco)†	5,023,884	253,238,427
Rio Tinto plc (Materials)†	5,636,136	397,061,409
Standard Chartered plc (Banks)†	21,898,088	160,300,105
	Shares	Value
COMMON STOCKS - 97.9% (continued)
United Kingdom - 5.0% (continued)
Unilever plc (Household & Personal Products)†	4,395,215	$223,455,782
		1,034,055,723
United States - 1.2%
Linde plc (Materials)†	757,277	238,368,513
Total Common Stocks (Cost $13,553,864,002)		$20,277,127,261
SHORT TERM INVESTMENTS - 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	408,675,177	408,675,177
Total Short Term Investments (Cost $408,675,177)		$408,675,177
Total Investments — 99.8%
(Cost $13,962,539,179)		$20,685,802,438
Other Assets Less Liabilities - 0.2%		31,676,912
Net Assets — 100.0%		$20,717,479,350

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

Industry	Percentage of Net Assets
Banks	9.5%
Capital Goods	13.8
Commercial & Professional Services	0.8
Consumer Durables & Apparel	1.6
Diversified Financials	1.2
Energy	3.4
Food & Staples Retailing	1.1
Food Beverage & Tobacco	5.3
Health Care Equipment & Services	4.0
Household & Personal Products	6.3
Insurance	6.1
Materials	8.9
Media & Entertainment	3.9
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Retailing	1.2
Semiconductors & Semiconductor Equipment	7.1
Software & Services	6.0
Technology Hardware & Equipment	4.7
Telecommunication Services	1.4
Transportation	1.1
Utilities	1.4
Money Market Fund	1.9
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Bangladesh - 0.8%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,788,183	$4,579,887
Brazil - 1.8%
Localiza Rent a Car SA (Transportation)	947,600	10,457,310
Canada - 1.9%
Kinaxis Inc. (Software & Services)*	84,200	10,921,525
China - 1.0%
Haitian International Holdings Ltd. (Capital Goods)†	2,318,000	6,026,943
Denmark - 0.5%
SimCorp A/S (Software & Services)†	30,110	2,803,431
Egypt - 1.7%
Edita Food Industries SAE (Food Beverage & Tobacco)	10,748,410	5,473,410
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	3,483,308	4,547,140
		10,020,550
Finland - 2.2%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	235,829	12,560,077
France - 5.8%
Alten SA (Software & Services)†	96,008	15,645,923
LISI (Capital Goods)†	138,372	4,353,508
Rubis SCA (Utilities)†	422,296	13,625,851
		33,625,282
Germany - 8.8%
Bechtle AG (Software & Services)†	187,947	11,176,863
FUCHS PETROLUB SE (Materials)†	281,294	9,388,771
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	95,348	7,397,570
Pfeiffer Vacuum Technology AG (Capital Goods)†	24,530	4,792,978
STRATEC SE (Health Care Equipment & Services)†	89,773	12,083,623
TeamViewer AG (Software & Services)*^†	402,796	6,058,016
		50,897,821
Hong Kong - 0.5%
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	268,700	2,673,498
	Shares	Value
COMMON STOCKS - 96.9% (continued)
India - 2.3%
Max Financial Services Ltd. (Insurance)*†	708,747	$9,063,138
SH Kelkar & Co., Ltd. (Materials)^†	2,038,075	4,394,686
		13,457,824
Indonesia - 2.0%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	117,658,900	8,367,060
Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	16,537,000	3,324,507
		11,691,567
Israel - 1.5%
CyberArk Software Ltd. (Software & Services)*	61,993	8,502,340
Italy - 3.7%
Reply SpA (Software & Services)†	129,158	21,651,357
Japan - 12.3%
Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	158,100	8,399,744
BML Inc. (Health Care Equipment & Services)†	127,900	3,882,274
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	50,600	6,343,662
Infomart Corp. (Software & Services)†	847,900	4,944,999
JCU Corp. (Materials)†	186,000	8,109,921
MISUMI Group Inc. (Capital Goods)†	77,700	2,528,678
Pigeon Corp. (Household & Personal Products)†	240,200	4,695,252
Rinnai Corp. (Consumer Durables & Apparel)†	39,000	3,497,105
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	112,000	3,097,633
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	564,200	6,425,971
SMS Co., Ltd. (Commercial & Professional Services)†	327,500	9,001,998
Solasto Corp. (Health Care Equipment & Services)†	290,400	2,672,880
Stanley Electric Co., Ltd. (Automobiles & Components)†	328,200	7,680,633
		71,280,750
Kuwait - 1.0%
Mabanee Co. KPSC (Real Estate)†	2,167,537	5,906,824

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
Lithuania - 1.9%
Siauliu Bankas AB (Banks)†	12,922,666	$11,052,110
Malaysia - 1.2%
Dialog Group Bhd. (Energy)†	5,973,140	3,662,960
TIME dotCom Bhd. (Telecommunication Services)†	3,501,200	3,563,473
		7,226,433
Mexico - 2.6%
Grupo Herdez SAB de CV (Food Beverage & Tobacco)	2,926,138	4,837,178
Megacable Holdings SAB de CV (Media & Entertainment)	3,137,400	10,105,141
		14,942,319
Norway - 1.2%
Tomra Systems ASA (Commercial & Professional Services)†	140,003	6,993,792
Poland - 0.5%
CD Projekt SA (Media & Entertainment)†	62,672	2,780,934
Romania - 0.4%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	259,247	2,235,239
Saudi Arabia - 1.0%
Jarir Marketing Co. (Retailing)†	113,988	6,126,231
South Africa - 0.7%
Clicks Group Ltd. (Food & Staples Retailing)†	97,345	1,874,338
Discovery Ltd. (Insurance)*†	225,592	2,273,377
		4,147,715
South Korea - 1.4%
Cheil Worldwide Inc. (Media & Entertainment)†	438,217	8,042,918
Spain - 1.3%
Bankinter SA (Banks)†	707,168	4,142,957
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	1,851,890	3,331,140
		7,474,097
Sweden - 3.3%
Intrum AB (Commercial & Professional Services)†	235,709	7,105,026
Paradox Interactive AB (Media & Entertainment)†	423,893	8,747,685
Thule Group AB (Consumer Durables & Apparel)^†	73,324	3,524,432
		19,377,143
Switzerland - 3.8%
Bossard Holding AG, Class A, Reg S (Capital Goods)†	32,384	10,125,535
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Switzerland - 3.8% (continued)
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	4,733	$11,849,031
		21,974,566
Taiwan - 2.4%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	254,645	3,562,178
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	2,624,700	6,439,364
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	165,909	3,687,047
		13,688,589
Ukraine - 0.7%
Kernel Holding SA (Food Beverage & Tobacco)†	313,499	4,012,174
United Arab Emirates - 0.8%
Agthia Group PJSC (Food Beverage & Tobacco)†	3,211,775	4,390,606
United Kingdom - 19.8%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	619,838	11,206,909
Bank of Georgia Group plc (Banks)†	508,838	10,084,050
Clarkson plc (Transportation)†	164,184	7,338,696
Cranswick plc (Food Beverage & Tobacco)†	89,483	4,423,576
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	234,396	13,166,233
Diploma plc (Capital Goods)†	299,447	11,176,402
EMIS Group plc (Health Care Equipment & Services)†	468,794	8,305,405
HomeServe plc (Commercial & Professional Services)†	525,066	5,417,914
Keywords Studios plc (Software & Services)†	321,124	10,944,293
Network International Holdings plc (Software & Services)*^†	1,522,448	5,448,954
Rathbones Group plc (Diversified Financials)†	174,120	4,396,617
Rightmove plc (Media & Entertainment)†	575,034	5,058,245
Senior plc (Capital Goods)*†	6,161,972	11,161,458
YouGov plc (Media & Entertainment)†	434,427	6,897,880
		115,026,632
United States - 3.1%
Core Laboratories NV (Energy)	109,393	2,917,511
Globant SA (Software & Services)*	44,704	11,407,567

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
United States - 3.1% (continued)
Sensata Technologies Holding plc (Capital Goods)*	64,387	$3,693,238
		18,018,316
Vietnam - 3.0%
Hoa Phat Group JSC (Materials)†	9,440,296	17,673,144
Total Common Stocks (Cost $441,867,083)		$562,239,944
SHORT TERM INVESTMENTS - 3.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	17,494,517	17,494,517
Total Short Term Investments (Cost $17,494,517)		$17,494,517
Total Investments — 99.9%
(Cost $459,361,600)		$579,734,461
Other Assets Less Liabilities - 0.1%		570,811
Net Assets — 100.0%		$580,305,272

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.1% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	1.3%
Banks	4.3
Capital Goods	9.2
Commercial & Professional Services	4.9
Consumer Durables & Apparel	1.9
Diversified Financials	0.8
Energy	1.5
Food & Staples Retailing	1.4
Food Beverage & Tobacco	6.7
Health Care Equipment & Services	5.5
Household & Personal Products	1.3
Insurance	2.6
Materials	6.7
Media & Entertainment	7.3
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Real Estate	1.0
Retailing	1.0
Semiconductors & Semiconductor Equipment	1.6
Software & Services	19.0
Technology Hardware & Equipment	4.8
Telecommunication Services	2.6
Transportation	3.1
Utilities	2.3
Money Market Fund	3.0
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Brazil - 5.2%
Ambev SA - ADR (Food Beverage & Tobacco)	21,980,192	$62,203,944
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	19,220,600	52,918,998
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	1,301,993	5,533,470
Localiza Rent a Car SA (Transportation)	5,673,670	62,612,204
Lojas Renner SA (Retailing)	4,180,770	22,139,555
Magazine Luiza SA (Retailing)*	12,256,500	16,157,040
Ultrapar Participacoes SA (Energy)	6,647,078	18,914,399
WEG SA (Capital Goods)	6,526,392	39,526,330
XP Inc., Class A (Diversified Financials)*	1,250,393	41,650,591
		321,656,531
China - 25.1%
Alibaba Group Holding Ltd. (Retailing)*†	7,102,516	111,497,740
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	461,980	58,112,464
Baidu Inc., Class A (Media & Entertainment)*†	2,425,808	48,152,399
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,502,400	49,153,657
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	380,400	36,289,234
Country Garden Services Holdings Co., Ltd. (Real Estate)†	5,442,504	32,167,289
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	70,240,080	85,296,335
ENN Energy Holdings Ltd. (Utilities)†	6,112,000	97,147,222
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	11,731,400	63,583,737
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	8,262,816	43,737,985
JD.com Inc., Class A (Retailing)*†	190,438	7,101,450
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,500,920	16,055,033
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	9,391,364	109,095,507
	Shares	Value
COMMON STOCKS - 94.9% (continued)
China - 25.1% (continued)
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	12,846,500	$100,680,121
Sangfor Technologies Inc., Class A (Software & Services)†	1,453,600	35,575,165
SF Holding Co., Ltd., Class A (Transportation)†	3,107,800	31,063,807
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,904,000	72,102,311
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	23,978,135	16,521,264
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,999,600	77,265,725
Tencent Holdings Ltd. (Media & Entertainment)†	4,487,100	273,880,533
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	849,700	12,206,294
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	5,610,500	55,094,390
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	17,596,783	53,085,158
ZTO Express Cayman Inc. - ADR (Transportation)	2,178,433	65,440,127
		1,550,304,947
Czech Republic - 0.9%
Komercni banka AS (Banks)†	1,301,016	57,701,591
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	12,353,866	40,019,601
Hong Kong - 5.2%
AIA Group Ltd. (Insurance)†	13,500,215	140,230,304
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	4,641,769	46,184,452
Techtronic Industries Co., Ltd. (Capital Goods)†	8,160,801	134,166,166
		320,580,922
India - 9.2%
HDFC Bank Ltd. - ADR (Banks)	1,053,130	72,276,312
Housing Development Finance Corp., Ltd. (Banks)†	4,489,735	152,910,339
Kotak Mahindra Bank Ltd. (Banks)†	3,669,061	91,383,014

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 94.9% (continued)
India - 9.2% (continued)
Maruti Suzuki India Ltd. (Automobiles & Components)†	770,179	$88,914,035
Tata Consultancy Services Ltd. (Software & Services)†	3,251,073	163,294,724
		568,778,424
Indonesia - 2.9%
Astra International Tbk PT (Automobiles & Components)†	81,567,800	31,149,664
Bank Central Asia Tbk PT (Banks)†	131,407,965	70,065,500
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	263,922,800	74,940,205
		176,155,369
Italy - 1.0%
Tenaris SA - ADR (Energy)	2,410,889	58,777,474
Kenya - 1.2%
East African Breweries Ltd. (Food Beverage & Tobacco)*†	4,489,665	6,516,013
Safaricom plc (Telecommunication Services)†	198,857,027	64,442,375
		70,958,388
Mexico - 5.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,041,144	78,314,852
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	347,728	70,644,420
Grupo Financiero Banorte SAB de CV, Series O (Banks)	17,164,900	108,790,917
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	30,671,900	104,291,597
		362,041,786
Panama - 0.5%
Copa Holdings SA, Class A (Transportation)*	376,036	31,429,089
Poland - 0.4%
CD Projekt SA (Media & Entertainment)†	586,190	26,010,914
Russia - 8.1%
LUKOIL PJSC - Sponsored ADR (Energy)	1,657,415	147,294,471
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	623,921	132,469,296
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	9,471,670	133,119,217
	Shares	Value
COMMON STOCKS - 94.9% (continued)
Russia - 8.1% (continued)
Yandex NV, Class A (Media & Entertainment)*	1,763,506	$84,754,098
		497,637,082
South Africa - 1.9%
Discovery Ltd. (Insurance)*†	6,319,802	63,687,067
Standard Bank Group Ltd. (Banks)†	5,457,304	53,197,567
		116,884,634
South Korea - 8.0%
Amorepacific Corp. (Household & Personal Products)†	137,340	17,961,892
Coway Co., Ltd. (Consumer Durables & Apparel)†	689,591	40,041,768
LG Household & Health Care Ltd. (Household & Personal Products)†	130,628	106,253,333
NCSoft Corp. (Media & Entertainment)†	73,830	33,360,381
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	188,082	293,760,843
		491,378,217
Taiwan - 12.1%
Airtac International Group (Capital Goods)†	2,668,633	94,307,840
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,989,031	110,872,775
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	24,796,545	92,249,882
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	561,000	41,183,113
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	443,122	60,366,942
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	15,246,277	347,203,160
		746,183,712
Thailand - 1.2%
Siam Commercial Bank pcl, Reg S (Banks)†	18,988,470	71,573,900
United Kingdom - 2.7%
Bank of Georgia Group plc (Banks)†	713,964	14,149,196
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	3,894,376	129,153,583
Network International Holdings plc (Software & Services)*^†	6,823,096	24,420,365
		167,723,144

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 94.9% (continued)
United States - 2.8%
EPAM Systems Inc. (Software & Services)*	361,955	$172,341,254
Total Common Stocks (Cost $4,179,314,854)		$5,848,136,979
PREFERRED STOCKS - 2.5%
Brazil - 1.4%
Banco Bradesco SA - ADR, 0.91% (Banks)+	5,946,797	25,511,759
Itau Unibanco Holding SA - Sponsored ADR, 0.67% (Banks)+	13,159,858	62,114,530
		87,626,289
Colombia - 0.8%
Bancolombia SA - Sponsored ADR, 0.64% (Banks)+	1,291,197	45,940,789
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.15% (Technology Hardware & Equipment)+†	14,823	20,990,871
Total Preferred Stocks (Cost $124,594,734)		$154,557,949
SHORT TERM INVESTMENTS - 2.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	168,576,271	168,576,271
Total Short Term Investments (Cost $168,576,271)		$168,576,271
Total Investments — 100.1%
(Cost $4,472,485,859)		$6,171,271,199
Liabilities Less Other Assets - (0.1)%		(6,047,925)
Net Assets — 100.0%		$6,165,223,274

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.5% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.9%
Banks	17.6
Capital Goods	6.5
Consumer Durables & Apparel	5.5
Diversified Financials	1.5
Energy	5.8
Food & Staples Retailing	1.8
Food Beverage & Tobacco	4.5
Household & Personal Products	2.0
Insurance	4.9
Media & Entertainment	7.5
Pharmaceuticals, Biotechnology & Life Sciences	3.0
Real Estate	0.5
Retailing	4.3
Semiconductors & Semiconductor Equipment	7.3
Software & Services	6.4
Technology Hardware & Equipment	8.5
Telecommunication Services	1.1
Transportation	4.2
Utilities	1.6
Money Market Fund	2.7
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Brazil - 5.2%
Ambev SA - ADR (Food Beverage & Tobacco)	12,163,359	$34,422,306
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	10,718,506	29,510,660
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	733,436	3,117,103
Localiza Rent a Car SA (Transportation)	3,148,367	34,744,036
Lojas Renner SA (Retailing)	2,335,001	12,365,158
Magazine Luiza SA (Retailing)*	6,942,112	9,151,388
Ultrapar Participacoes SA (Energy)	3,686,634	10,490,394
WEG SA (Capital Goods)	3,621,509	21,933,246
XP Inc., Class A (Diversified Financials)*	694,968	23,149,384
		178,883,675
China - 25.3%
Alibaba Group Holding Ltd. (Retailing)*†	3,941,237	61,870,895
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	255,592	32,150,918
Baidu Inc., Class A (Media & Entertainment)*†	1,346,114	26,720,424
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	822,907	26,922,849
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	209,500	19,985,790
Country Garden Services Holdings Co., Ltd. (Real Estate)†	3,019,930	17,848,946
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	38,976,680	47,331,494
ENN Energy Holdings Ltd. (Utilities)†	3,391,613	53,908,014
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	6,509,896	35,283,386
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	4,525,834	23,956,827
JD.com Inc., Class A (Retailing)*†	108,514	4,046,497
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,380,060	8,859,503
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	5,224,868	60,695,084
	Shares	Value
COMMON STOCKS - 95.1% (continued)
China - 25.3% (continued)
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	7,128,880	$55,870,198
Sangfor Technologies Inc., Class A (Software & Services)†	796,200	19,486,067
SF Holding Co., Ltd., Class A (Transportation)†	1,713,300	17,125,176
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,166,710	40,016,598
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	13,407,792	9,238,153
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	1,664,544	42,876,450
Tencent Holdings Ltd. (Media & Entertainment)†	2,581,400	157,561,723
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	473,300	6,799,151
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	3,113,250	30,571,715
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	9,638,410	29,076,708
ZTO Express Cayman Inc. - ADR (Transportation)	1,205,628	36,217,065
		864,419,631
Czech Republic - 0.9%
Komercni banka AS (Banks)†	720,569	31,958,083
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	6,848,115	22,184,054
Hong Kong - 5.2%
AIA Group Ltd. (Insurance)†	7,481,471	77,712,018
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,575,745	25,628,025
Techtronic Industries Co., Ltd. (Capital Goods)†	4,521,860	74,340,818
		177,680,861
India - 9.2%
HDFC Bank Ltd. - ADR (Banks)	582,684	39,989,603
Housing Development Finance Corp., Ltd. (Banks)†	2,488,088	84,738,716
Kotak Mahindra Bank Ltd. (Banks)†	2,035,995	50,709,258

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.1% (continued)
India - 9.2% (continued)
Maruti Suzuki India Ltd. (Automobiles & Components)†	427,379	$49,339,168
Tata Consultancy Services Ltd. (Software & Services)†	1,801,823	90,501,871
		315,278,616
Indonesia - 2.9%
Astra International Tbk PT (Automobiles & Components)†	45,557,107	17,397,657
Bank Central Asia Tbk PT (Banks)†	72,919,464	38,879,977
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	146,453,136	41,584,994
		97,862,628
Italy - 1.0%
Tenaris SA - ADR (Energy)	1,333,784	32,517,654
Kenya - 1.2%
East African Breweries Ltd. (Food Beverage & Tobacco)*†	2,634,850	3,824,053
Safaricom plc (Telecommunication Services)†	110,347,509	35,759,639
		39,583,692
Mexico - 5.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	576,329	43,351,468
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	192,377	39,083,311
Grupo Financiero Banorte SAB de CV, Series O (Banks)	9,524,966	60,369,113
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	17,020,057	57,872,154
		200,676,046
Panama - 0.5%
Copa Holdings SA, Class A (Transportation)*	208,086	17,391,828
Poland - 0.4%
CD Projekt SA (Media & Entertainment)†	327,398	14,527,578
Russia - 8.1%
LUKOIL PJSC - Sponsored ADR (Energy)	916,834	81,479,038
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	346,220	73,508,536
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	5,255,914	73,869,038
	Shares	Value
COMMON STOCKS - 95.1% (continued)
Russia - 8.1% (continued)
Yandex NV, Class A (Media & Entertainment)*	975,849	$46,899,303
		275,755,915
South Africa - 1.9%
Discovery Ltd. (Insurance)*†	3,500,225	35,273,109
Standard Bank Group Ltd. (Banks)†	3,022,530	29,463,494
		64,736,603
South Korea - 8.0%
Amorepacific Corp. (Household & Personal Products)†	77,262	10,104,643
Coway Co., Ltd. (Consumer Durables & Apparel)†	381,930	22,177,135
LG Household & Health Care Ltd. (Household & Personal Products)†	72,654	59,097,051
NCSoft Corp. (Media & Entertainment)†	40,969	18,512,007
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	104,295	162,895,903
		272,786,739
Taiwan - 12.1%
Airtac International Group (Capital Goods)†	1,480,823	52,331,369
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,768,846	61,532,919
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	13,750,146	51,154,277
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	310,631	22,803,479
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	246,300	33,553,689
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	8,503,147	193,641,996
		415,017,729
Thailand - 1.2%
Siam Commercial Bank pcl, Reg S (Banks)†	10,536,891	39,717,069
United Kingdom - 2.7%
Bank of Georgia Group plc (Banks)†	402,189	7,970,501
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,157,676	71,557,443
Network International Holdings plc (Software & Services)*^†	3,778,974	13,525,227
		93,053,171

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.1% (continued)
United States - 2.8%
EPAM Systems Inc. (Software & Services)*	203,848	$97,060,187
Total Common Stocks (Cost $2,056,828,535)		$3,251,091,759
PREFERRED STOCKS - 2.5%
Brazil - 1.4%
Banco Bradesco SA - ADR, 0.91% (Banks)+	3,321,979	14,251,290
Itau Unibanco Holding SA - Sponsored ADR, 0.67% (Banks)+	7,266,801	34,299,301
		48,550,591
Colombia - 0.7%
Bancolombia SA - Sponsored ADR, 0.64% (Banks)+	713,176	25,374,802
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.15% (Technology Hardware & Equipment)+†	8,342	11,813,118
Total Preferred Stocks (Cost $61,088,474)		$85,738,511
SHORT TERM INVESTMENTS - 3.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	108,364,112	108,364,112
Total Short Term Investments (Cost $108,364,112)		$108,364,112
Total Investments — 100.8%
(Cost $2,226,281,121)		$3,445,194,382
Liabilities Less Other Assets - (0.8)%		(28,392,082)
Net Assets — 100.0%		$3,416,802,300

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.5% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.9%
Banks	17.5
Capital Goods	6.4
Consumer Durables & Apparel	5.5
Diversified Financials	1.6
Energy	5.8
Food & Staples Retailing	1.8
Food Beverage & Tobacco	4.5
Household & Personal Products	2.0
Insurance	4.9
Media & Entertainment	7.7
Pharmaceuticals, Biotechnology & Life Sciences	3.1
Real Estate	0.5
Retailing	4.2
Semiconductors & Semiconductor Equipment	7.3
Software & Services	6.4
Technology Hardware & Equipment	8.6
Telecommunication Services	1.1
Transportation	4.2
Utilities	1.6
Money Market Fund	3.2
Total Investments	100.8
Liabilities Less Other Assets	(0.8)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Bangladesh - 2.5%
GrameenPhone Ltd. (Telecommunication Services)†	147,326	$610,784
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,785,504	4,573,025
		5,183,809
Colombia - 3.7%
Cementos Argos SA - Sponsored ADR (Materials)#†	137,381	1,121,414
Ecopetrol SA - Sponsored ADR (Energy)	440,453	6,492,277
		7,613,691
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,700	482,467
Egypt - 6.4%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	2,866,753	9,286,673
Edita Food Industries SAE (Food Beverage & Tobacco)	2,214,224	1,127,549
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	2,153,737	2,811,506
		13,225,728
Iceland - 1.1%
Marel HF (Capital Goods)^†	363,387	2,267,895
Indonesia - 3.0%
Bank Central Asia Tbk PT (Banks)†	11,642,200	6,207,512
Kazakhstan - 4.7%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	454,535	5,917,902
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	44,401	3,807,437
		9,725,339
Kenya - 5.6%
East African Breweries Ltd. (Food Beverage & Tobacco)*†	620,700	900,845
Equity Group Holdings plc (Banks)*†	7,704,500	3,415,687
Safaricom plc (Telecommunication Services)†	22,347,550	7,242,033
		11,558,565
	Shares	Value
COMMON STOCKS - 94.9% (continued)
Morocco - 2.7%
Itissalat Al-Maghrib (Telecommunication Services)†	156,447	$2,293,307
Societe d'Exploitation des Ports (Transportation)†	108,889	3,346,344
		5,639,651
Nigeria - 6.0%
Guaranty Trust Holding Co., plc (Banks)	48,903,727	3,162,285
Nestle Nigeria plc (Food Beverage & Tobacco)	1,394,492	4,810,327
Zenith Bank plc (Banks)†	71,417,980	4,472,364
		12,444,976
Pakistan - 0.6%
MCB Bank Ltd. (Banks)†	1,169,700	1,066,029
Oil & Gas Development Co., Ltd. (Energy)†	515,000	253,968
		1,319,997
Peru - 0.8%
Alicorp SAA (Food Beverage & Tobacco)	750,417	1,338,795
Cementos Pacasmayo SAA (Materials)	222,899	291,159
		1,629,954
Philippines - 19.3%
Bank of the Philippine Islands (Banks)†	2,525,334	4,869,321
BDO Unibank Inc. (Banks)†	1,203,888	3,205,268
International Container Terminal Services Inc. (Transportation)†	780,030	3,071,321
Jollibee Foods Corp. (Consumer Services)†	1,203,020	5,671,218
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	1,366,430	1,510,705
Security Bank Corp. (Banks)†	1,118,350	2,353,400
SM Prime Holdings Inc. (Real Estate)†	10,343,500	7,148,712
Universal Robina Corp. (Food Beverage & Tobacco)†	1,763,240	4,404,498
Wilcon Depot Inc. (Retailing)†	12,574,600	7,442,360
		39,676,803
Poland - 0.3%
Allegro.eu SA (Retailing)*^†	61,608	571,420
Romania - 4.7%
Banca Transilvania SA (Banks)†	12,801,291	7,662,872
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	228,909	1,973,664
		9,636,536

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 94.9% (continued)
Saudi Arabia - 3.1%
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	41,163	$1,634,591
Jarir Marketing Co. (Retailing)†	37,555	2,018,376
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	51,284	2,714,707
		6,367,674
Slovenia - 1.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	18,539	2,395,552
Sri Lanka - 0.1%
Commercial Bank of Ceylon plc (Banks)†	313,399	127,670
Thailand - 0.5%
Home Product Center pcl, Reg S (Retailing)†	2,620,494	1,109,745
United Arab Emirates - 4.6%
Agthia Group PJSC (Food Beverage & Tobacco)†	2,119,592	2,897,555
Emaar Properties PJSC (Real Estate)†	5,013,686	6,671,312
		9,568,867
United Kingdom - 3.1%
Bank of Georgia Group plc (Banks)†	70,511	1,397,373
Network International Holdings plc (Software & Services)*^†	1,121,556	4,014,132
TBC Bank Group plc (Banks)†	54,947	1,047,639
		6,459,144
United States - 7.0%
EPAM Systems Inc. (Software & Services)*	13,669	6,508,358
Globant SA (Software & Services)*	30,652	7,821,777
		14,330,135
Vietnam - 13.7%
Bank for Foreign Trade of Vietnam JSC (Banks)†	2,265,295	8,873,939
Hoa Phat Group JSC (Materials)†	3,710,762	6,946,904
Sai Gon Cargo Service Corp. (Transportation)†	476,970	3,346,123
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	460,910	3,026,296
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,614,194	5,928,754
		28,122,016
Total Common Stocks (Cost $147,885,937)		$195,665,146
	Shares	Value
PREFERRED STOCKS - 3.1%
Colombia - 3.1%
Bancolombia SA - Sponsored ADR, 0.64% (Banks)+	177,202	$6,304,847
Total Preferred Stocks (Cost $5,119,667)		$6,304,847
SHORT TERM INVESTMENTS - 1.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	2,941,851	2,941,851
Total Short Term Investments (Cost $2,941,851)		$2,941,851
Total Investments — 99.4%
(Cost $155,947,455)		$204,911,844
Other Assets Less Liabilities - 0.6%		1,174,388
Net Assets — 100.0%		$206,086,232

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.7% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

Industry	Percentage of Net Assets
Banks	33.8%
Capital Goods	1.1
Consumer Services	2.8
Diversified Financials	1.8
Energy	4.3
Food & Staples Retailing	0.7
Food Beverage & Tobacco	11.8
Health Care Equipment & Services	2.7
Insurance	0.8
Materials	4.0
Pharmaceuticals, Biotechnology & Life Sciences	3.4
Real Estate	6.7
Retailing	5.4
Software & Services	8.9
Technology Hardware & Equipment	0.2
Telecommunication Services	4.9
Transportation	4.7
Money Market Fund	1.4
Total Investments	99.4
Other Assets Less Liabilities	0.6
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 0.4%
BHP Group Ltd. (Materials)†	676	$21,695
Cochlear Ltd. (Health Care Equipment & Services)†	83	11,363
		33,058
Brazil - 1.7%
Ambev SA - ADR (Food Beverage & Tobacco)	7,484	21,180
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	7,000	19,273
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	2,433	10,340
Localiza Rent a Car SA (Transportation)	2,300	25,382
Magazine Luiza SA (Retailing)*	12,800	16,873
Raia Drogasil SA (Food & Staples Retailing)	2,500	10,904
Ultrapar Participacoes SA - Sponsored ADR (Energy)	6,271	17,935
WEG SA (Capital Goods)	3,500	21,197
XP Inc., Class A (Diversified Financials)*	393	13,091
		156,175
Canada - 2.2%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	1,400	56,467
Imperial Oil Ltd. (Energy)	1,500	61,373
Manulife Financial Corp. (Insurance)	4,000	83,295
		201,135
Chile - 0.3%
Banco Santander Chile - ADR (Banks)	1,149	23,072
China - 6.8%
51job Inc. - ADR (Commercial & Professional Services)*	150	7,560
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	500	16,358
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	100	9,540
Country Garden Services Holdings Co., Ltd. (Real Estate)†	2,000	11,821
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,360	18,652
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	746	11,319
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	3,600	19,512
	Shares	Value
COMMON STOCKS - 97.5% (continued)
China - 6.8% (continued)
Glodon Co., Ltd., Class A (Software & Services)†	2,000	$19,374
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	4,000	16,032
Haitian International Holdings Ltd. (Capital Goods)†	5,000	13,000
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	1,500	15,660
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	2,700	27,060
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	2,600	15,614
JD.com Inc., Class A (Retailing)*†	414	15,438
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,408	15,459
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	600	14,785
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	29,639
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	1,100	12,364
Meituan, Class B (Retailing)*^†	700	19,916
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,200	13,940
NetEase Inc. - ADR (Media & Entertainment)	205	21,189
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	2,000	15,674
Sangfor Technologies Inc., Class A (Software & Services)†	400	9,790
SF Holding Co., Ltd., Class A (Transportation)†	1,900	18,991
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	2,000	12,573
Shanghai International Airport Co., Ltd., Class A (Transportation)*†	2,300	18,264
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	1,350	12,846

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
China - 6.8% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	$18,469
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	20,000	13,780
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	4,200	10,258
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	600	15,455
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	4,000	13,700
TravelSky Technology Ltd., Class H (Software & Services)†	11,000	20,605
Trip.com Group Ltd. (Consumer Services)*†	514	13,539
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	500	15,552
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	686	11,275
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	1,500	14,730
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	3,500	19,378
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	4,400	13,274
ZTO Express Cayman Inc. - ADR (Transportation)	463	13,909
		626,294
Colombia - 0.8%
Cementos Argos SA (Materials)	9,486	15,570
Ecopetrol SA - Sponsored ADR (Energy)	3,708	54,656
		70,226
Czech Republic - 0.2%
Komercni banka AS (Banks)†	493	21,865
Denmark - 1.1%
Ambu A/S, Class B (Health Care Equipment & Services)†	852	18,059
Chr Hansen Holding A/S (Materials)†	249	19,957
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Denmark - 1.1% (continued)
Coloplast A/S, Class B (Health Care Equipment & Services)†	193	$28,047
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	39	13,249
Novozymes A/S, Class B (Materials)†	254	17,444
		96,756
Egypt - 0.2%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	6,085	19,712
Finland - 0.3%
Kone OYJ, Class B (Capital Goods)†	211	13,718
Neste OYJ (Energy)†	314	14,091
		27,809
France - 4.6%
Air Liquide SA (Materials)†	330	56,594
Alten SA (Software & Services)†	286	46,608
Dassault Systemes SE (Software & Services)†	650	31,296
IPSOS (Media & Entertainment)†	1,082	49,343
Kering SA (Consumer Durables & Apparel)†	60	44,798
LISI (Capital Goods)†	1,514	47,634
L'Oreal SA (Household & Personal Products)†	49	20,976
Rubis SCA (Utilities)†	1,135	36,622
Safran SA (Capital Goods)†	327	39,672
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	41	17,951
Schneider Electric SE (Capital Goods)†	159	27,029
		418,523
Germany - 3.5%
adidas AG (Consumer Durables & Apparel)†	60	16,341
Allianz SE, Reg S (Insurance)†	230	58,907
Bayerische Motoren Werke AG (Automobiles & Components)†	715	74,692
Bechtle AG (Software & Services)†	246	14,629
Brenntag SE (Capital Goods)†	257	21,860
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	134	21,322
FUCHS PETROLUB SE (Materials)†	375	12,516

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Germany - 3.5% (continued)
HelloFresh SE (Food & Staples Retailing)*†	213	$14,000
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	438	17,892
SAP SE - Sponsored ADR (Software & Services)	110	13,773
Scout24 SE (Media & Entertainment)^†	235	13,913
Symrise AG (Materials)†	160	19,091
TeamViewer AG (Software & Services)*^†	1,400	21,056
		319,992
Hong Kong - 0.7%
AIA Group Ltd. (Insurance)†	1,600	16,620
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,800	17,909
Techtronic Industries Co., Ltd. (Capital Goods)†	2,000	32,881
		67,410
Iceland - 0.2%
Marel HF (Capital Goods)^†	2,669	16,657
India - 1.3%
Asian Paints Ltd. (Materials)†	460	19,393
HDFC Bank Ltd. - ADR (Banks)	204	14,000
Hero MotoCorp Ltd. (Automobiles & Components)†	419	15,347
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	22,469
Kotak Mahindra Bank Ltd. (Banks)†	608	15,143
Pidilite Industries Ltd. (Materials)†	572	18,909
Tata Consultancy Services Ltd. (Software & Services)†	327	16,424
		121,685
Indonesia - 0.6%
Astra International Tbk PT (Automobiles & Components)†	33,400	12,755
Bank Central Asia Tbk PT (Banks)†	35,000	18,662
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	53,600	15,220
Unilever Indonesia Tbk PT (Household & Personal Products)†	38,500	10,808
		57,445
Israel - 0.2%
CyberArk Software Ltd. (Software & Services)*	140	19,201
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Italy - 0.8%
Amplifon SpA (Health Care Equipment & Services)†	387	$16,392
DiaSorin SpA (Health Care Equipment & Services)†	82	12,637
FinecoBank Banca Fineco SpA (Banks)†	1,194	20,032
Reply SpA (Software & Services)†	131	21,960
		71,021
Japan - 8.5%
Benefit One Inc. (Commercial & Professional Services)†	1,000	30,388
BML Inc. (Health Care Equipment & Services)†	1,100	33,389
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	600	19,483
Daifuku Co., Ltd. (Capital Goods)†	200	13,905
FANUC Corp. (Capital Goods)†	100	19,789
Fast Retailing Co., Ltd. (Retailing)†	40	23,505
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	47,524
Kakaku.com Inc. (Media & Entertainment)†	500	10,346
Kobayashi Pharmaceutical Co., Ltd. (Household & Personal Products)†	250	19,530
Komatsu Ltd. (Capital Goods)†	900	22,157
Kubota Corp. (Capital Goods)†	2,300	49,348
M3 Inc. (Health Care Equipment & Services)†	400	15,331
Makita Corp. (Capital Goods)†	1,200	44,916
MISUMI Group Inc. (Capital Goods)†	700	22,781
Nitori Holdings Co., Ltd. (Retailing)†	400	57,319
Nomura Research Institute Ltd. (Software & Services)†	890	31,314
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	300	14,793
Rinnai Corp. (Consumer Durables & Apparel)†	540	48,421
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	900	50,610
Shiseido Co., Ltd. (Household & Personal Products)†	300	15,181
SMC Corp. (Capital Goods)†	40	22,375
Stanley Electric Co., Ltd. (Automobiles & Components)†	2,600	60,846

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Japan - 8.5% (continued)
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	400	$23,463
Sysmex Corp. (Health Care Equipment & Services)†	200	18,990
Unicharm Corp. (Household & Personal Products)†	800	30,960
UT Group Co., Ltd. (Commercial & Professional Services)†	1,100	31,426
		778,090
Kazakhstan - 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,120	14,582
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	170	14,578
		29,160
Mexico - 0.6%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	192	14,442
Grupo Financiero Banorte SAB de CV, Series O (Banks)	3,300	20,915
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	6,800	23,122
		58,479
Netherlands - 1.7%
Adyen NV (Software & Services)*^†	8	16,313
ASM International NV (Semiconductors & Semiconductor Equipment)†	37	12,852
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	60,948
Koninklijke Vopak NV (Energy)†	653	22,392
Shell plc - ADR (Energy)*	790	40,606
		153,111
Peru - 0.2%
Credicorp Ltd. (Banks)	126	18,046
Philippines - 1.7%
Bank of the Philippine Islands (Banks)†	12,490	24,083
BDO Unibank Inc. (Banks)†	10,070	26,810
International Container Terminal Services Inc. (Transportation)†	4,970	19,569
Jollibee Foods Corp. (Consumer Services)†	4,720	22,251
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	11,620
Security Bank Corp. (Banks)†	8,660	18,224
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Philippines - 1.7% (continued)
SM Prime Holdings Inc. (Real Estate)†	27,500	$19,006
Universal Robina Corp. (Food Beverage & Tobacco)†	6,400	15,987
		157,550
Poland - 0.5%
Allegro.eu SA (Retailing)*^†	1,878	17,419
ING Bank Slaski SA (Banks)†	426	28,248
		45,667
Russia - 0.8%
LUKOIL PJSC - Sponsored ADR (Energy)	278	24,706
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	89	18,896
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	1,278	17,962
Yandex NV, Class A (Media & Entertainment)*	188	9,035
		70,599
Saudi Arabia - 0.8%
Al Rajhi Bank (Banks)†	631	24,989
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	401	15,924
Jarir Marketing Co. (Retailing)†	252	13,544
Saudi National Bank (Banks)†	1,118	22,063
		76,520
Singapore - 1.6%
DBS Group Holdings Ltd. (Banks)†	2,418	63,343
Oversea-Chinese Banking Corp., Ltd. (Banks)†	9,224	85,424
		148,767
Slovenia - 0.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	152	19,675
South Africa - 0.2%
Discovery Ltd. (Insurance)*†	1,831	18,452
South Korea - 0.8%
Cheil Worldwide Inc. (Media & Entertainment)†	1,001	18,372
Coway Co., Ltd. (Consumer Durables & Apparel)†	184	10,684
LG Household & Health Care Ltd. (Household & Personal Products)†	19	15,455
NAVER Corp. (Media & Entertainment)†	55	14,571
NCSoft Corp. (Media & Entertainment)†	38	17,171
		76,253

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Spain - 1.7%
Amadeus IT Group SA (Software & Services)*†	248	$17,015
Banco Bilbao Vizcaya Argentaria SA (Banks)†	6,148	39,131
Banco Santander SA - Sponsored ADR (Banks)	14,529	51,142
Bankinter SA (Banks)†	8,132	47,642
		154,930
Sweden - 2.5%
Alfa Laval AB (Capital Goods)†	887	30,012
Assa Abloy AB, Class B (Capital Goods)†	664	18,191
Atlas Copco AB, Class A (Capital Goods)†	544	31,973
Epiroc AB, Class A (Capital Goods)†	1,467	31,182
Evolution AB (Consumer Services)^†	112	13,907
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,890	25,536
Intrum AB (Commercial & Professional Services)†	1,097	33,067
Skandinaviska Enskilda Banken AB, Class A (Banks)†	1,670	21,530
Thule Group AB (Consumer Durables & Apparel)^†	390	18,746
		224,144
Switzerland - 2.9%
Alcon Inc. (Health Care Equipment & Services)	661	50,751
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	244	35,385
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	60	41,300
SGS SA, Reg S (Commercial & Professional Services)†	8	22,814
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	68	24,158
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	15	24,797
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	32	15,553
Temenos AG, Reg S (Software & Services)†	98	11,727
VAT Group AG (Capital Goods)^†	96	39,059
		265,544
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Taiwan - 2.0%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	999	$13,975
Airtac International Group (Capital Goods)†	418	14,772
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	14,000	34,347
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	600	13,334
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,000	14,881
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	210	15,416
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	200	27,246
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	2,000	45,546
		179,517
Thailand - 0.3%
Siam Commercial Bank pcl, Reg S (Banks)†	6,200	23,370
Turkey - 0.2%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	2,570	13,628
United Arab Emirates - 0.4%
Agthia Group PJSC (Food Beverage & Tobacco)†	8,681	11,867
Emaar Properties PJSC (Real Estate)†	18,834	25,061
		36,928
United Kingdom - 4.8%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	872	15,766
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	751	24,906
Compass Group plc (Consumer Services)†	967	21,950
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	435	24,435
Diploma plc (Capital Goods)†	1,655	61,770
Grafton Group plc (Capital Goods)†	2,919	45,625
HomeServe plc (Commercial & Professional Services)†	3,499	36,105
Intertek Group plc (Commercial & Professional Services)†	242	17,514

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
United Kingdom - 4.8% (continued)
Rathbones Group plc (Diversified Financials)†	1,554	$39,239
Reckitt Benckiser Group plc (Household & Personal Products)†	152	12,327
Rightmove plc (Media & Entertainment)†	2,075	18,253
Rio Tinto plc (Materials)†	994	70,027
Spirax-Sarco Engineering plc (Capital Goods)†	154	27,621
Standard Chartered plc (Banks)†	3,634	26,602
		442,140
United States - 38.9%
Abbott Laboratories (Health Care Equipment & Services)	390	49,709
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	753	103,078
ABIOMED Inc. (Health Care Equipment & Services)*	55	16,273
Accenture plc, Class A (Software & Services)	70	24,751
Adobe Inc. (Software & Services)*	90	48,087
Air Products and Chemicals Inc. (Materials)	66	18,620
Align Technology Inc. (Health Care Equipment & Services)*	32	15,839
Allegion plc (Capital Goods)	136	16,691
Alphabet Inc., Class A (Media & Entertainment)*	34	92,006
Altair Engineering Inc., Class A (Software & Services)*	277	17,429
Amazon.com Inc. (Retailing)*	14	41,881
AMETEK Inc. (Capital Goods)	147	20,105
Amphenol Corp., Class A (Technology Hardware & Equipment)	288	22,922
ANSYS Inc. (Software & Services)*	78	26,521
Apple Inc. (Technology Hardware & Equipment)	260	45,443
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	615	84,981
Atlassian Corp. plc, Class A (Software & Services)*	46	14,920
Automatic Data Processing Inc. (Software & Services)	92	18,968
Booking Holdings Inc. (Consumer Services)*	9	22,105
BorgWarner Inc. (Automobiles & Components)	919	40,298
	Shares	Value
COMMON STOCKS - 97.5% (continued)
United States - 38.9% (continued)
Bristol-Myers Squibb Co. (Pharmaceuticals, Biotechnology & Life Sciences)	1,468	$95,258
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	62	36,325
Cisco Systems Inc. (Technology Hardware & Equipment)	907	50,493
CME Group Inc. (Diversified Financials)	88	20,196
Cognex Corp. (Technology Hardware & Equipment)	230	15,286
Colgate-Palmolive Co. (Household & Personal Products)	231	19,046
CoStar Group Inc. (Commercial & Professional Services)*	220	15,435
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	80	22,863
Deere & Co. (Capital Goods)	180	67,752
eBay Inc. (Retailing)	259	15,558
Ecolab Inc. (Materials)	84	15,914
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	212	23,150
Elanco Animal Health Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,073	53,981
Electronic Arts Inc. (Media & Entertainment)	143	18,970
Emerson Electric Co. (Capital Goods)	188	17,287
EnerSys (Capital Goods)	200	14,986
EPAM Systems Inc. (Software & Services)*	31	14,760
Etsy Inc. (Retailing)*	183	28,746
Exponent Inc. (Commercial & Professional Services)	167	15,862
Exxon Mobil Corp. (Energy)	1,384	105,129
First Republic Bank (Banks)	119	20,657
Globant SA (Software & Services)*	74	18,883
Guidewire Software Inc. (Software & Services)*	152	15,328
HEICO Corp. (Capital Goods)	290	39,553
IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	35,511
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	20,929
Intuitive Surgical Inc. (Health Care Equipment & Services)*	63	17,903

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
United States - 38.9% (continued)
IPG Photonics Corp. (Technology Hardware & Equipment)*	95	$14,675
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	100	24,490
Jack Henry & Associates Inc. (Software & Services)	115	19,298
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	501	86,317
JPMorgan Chase & Co. (Banks)	589	87,525
Linde plc (Materials)†	169	53,196
Malibu Boats Inc., Class A (Consumer Durables & Apparel)*	517	33,946
Mastercard Inc., Class A (Software & Services)	52	20,092
McDonald's Corp. (Consumer Services)	85	22,053
MercadoLibre Inc. (Retailing)*	12	13,585
Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	734	59,806
Meta Platforms Inc., Class A (Media & Entertainment)*	270	84,580
Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	19	27,981
Microsoft Corp. (Software & Services)	290	90,184
Monster Beverage Corp. (Food Beverage & Tobacco)*	204	17,691
Netflix Inc. (Media & Entertainment)*	76	32,463
Neurocrine Biosciences Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	445	35,164
NIKE Inc., Class B (Consumer Durables & Apparel)	156	23,099
Ollie's Bargain Outlet Holdings Inc. (Retailing)*	815	39,071
Palo Alto Networks Inc. (Software & Services)*	52	26,905
PayPal Holdings Inc. (Software & Services)*	161	27,682
Penumbra Inc. (Health Care Equipment & Services)*	62	14,013
Pinterest Inc., Class A (Media & Entertainment)*	566	16,731
Planet Fitness Inc., Class A (Consumer Services)*	203	17,994
	Shares	Value
COMMON STOCKS - 97.5% (continued)
United States - 38.9% (continued)
Procter & Gamble Co. (Household & Personal Products)	137	$21,982
Reinsurance Group of America Inc. (Insurance)	430	49,377
Republic Services Inc. (Commercial & Professional Services)	185	23,617
ResMed Inc. (Health Care Equipment & Services)	81	18,517
Rockwell Automation Inc. (Capital Goods)	55	15,907
Rollins Inc. (Commercial & Professional Services)	1,132	34,922
Roper Technologies Inc. (Capital Goods)	47	20,547
salesforce.com Inc. (Software & Services)*	130	30,242
Schlumberger NV (Energy)	698	27,271
Sensata Technologies Holding plc (Capital Goods)*	328	18,814
ServiceNow Inc. (Software & Services)*	54	31,632
Signature Bank (Banks)	150	45,694
Starbucks Corp. (Consumer Services)	578	56,829
SVB Financial Group (Banks)*	91	53,135
Synopsys Inc. (Software & Services)*	269	83,524
Teradyne Inc. (Semiconductors & Semiconductor Equipment)	618	72,572
Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	115	20,641
Texas Pacific Land Corp. (Energy)	13	13,975
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	156	90,683
TJX Cos., Inc. (Retailing)	274	19,720
UnitedHealth Group Inc. (Health Care Equipment & Services)	220	103,965
Verisk Analytics Inc. (Commercial & Professional Services)	103	20,201
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	433	105,241
Visa Inc., Class A (Software & Services)	76	17,189
Walt Disney Co. (Media & Entertainment)*	98	14,011
Workday Inc., Class A (Software & Services)*	140	35,421

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
United States - 38.9% (continued)
Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	261	$52,145
		3,562,703
Total Common Stocks (Cost $6,947,116)		$8,921,309
PREFERRED STOCKS - 0.9%
Brazil - 0.2%
Itau Unibanco Holding SA - Sponsored ADR, 0.67% (Banks)+	3,374	15,925
Colombia - 0.1%
Bancolombia SA - Sponsored ADR, 0.64% (Banks)+	360	12,809
Germany - 0.3%
Henkel AG & Co. KGaA, 2.59% (Household & Personal Products)+†	187	15,228
Sartorius AG, 0.15% (Health Care Equipment & Services)+†	33	17,666
		32,894
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.15% (Technology Hardware & Equipment)+†	17	24,074
Total Preferred Stocks (Cost $78,137)		$85,702
SHORT TERM INVESTMENTS - 1.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	152,053	152,053
Total Short Term Investments (Cost $152,053)		$152,053
Total Investments — 100.1%
(Cost $7,177,306)		$9,159,064
Liabilities Less Other Assets - (0.1)%		(8,248)
Net Assets — 100.0%		$9,150,816

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.5% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.4%
Banks	10.7
Capital Goods	10.8
Commercial & Professional Services	3.4
Consumer Durables & Apparel	3.4
Consumer Services	2.0
Diversified Financials	1.1
Energy	4.5
Food & Staples Retailing	1.8
Food Beverage & Tobacco	2.2
Health Care Equipment & Services	6.6
Household & Personal Products	1.8
Insurance	2.8
Materials	4.0
Media & Entertainment	5.3
Pharmaceuticals, Biotechnology & Life Sciences	12.0
Real Estate	0.6
Retailing	3.7
Semiconductors & Semiconductor Equipment	4.8
Software & Services	10.1
Technology Hardware & Equipment	2.9
Transportation	1.1
Utilities	0.4
Money Market Fund	1.7
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 1.3%
BHP Group Ltd. (Materials)†	4,069	$130,590
Cochlear Ltd. (Health Care Equipment & Services)†	427	58,458
		189,048
Brazil - 2.6%
Ambev SA - ADR (Food Beverage & Tobacco)	13,956	39,495
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	14,500	39,922
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	6,733	28,615
Localiza Rent a Car SA (Transportation)	4,800	52,971
Magazine Luiza SA (Retailing)*	32,200	42,447
Raia Drogasil SA (Food & Staples Retailing)	10,300	44,923
Ultrapar Participacoes SA - Sponsored ADR (Energy)	16,618	47,528
WEG SA (Capital Goods)	6,200	37,550
XP Inc., Class A (Diversified Financials)*	1,028	34,243
		367,694
Canada - 3.3%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	3,600	145,201
Imperial Oil Ltd. (Energy)	4,200	171,846
Manulife Financial Corp. (Insurance)	7,300	152,012
		469,059
Chile - 0.4%
Banco Santander Chile - ADR (Banks)	2,474	49,678
China - 10.6%
51job Inc. - ADR (Commercial & Professional Services)*	694	34,978
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,200	39,260
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	300	28,619
Country Garden Services Holdings Co., Ltd. (Real Estate)†	4,000	23,641
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	37,600	45,660
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,081	31,575
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	6,800	36,856
	Shares	Value
COMMON STOCKS - 96.8% (continued)
China - 10.6% (continued)
Glodon Co., Ltd., Class A (Software & Services)†	3,480	$33,711
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	10,800	43,286
Haitian International Holdings Ltd. (Capital Goods)†	15,000	39,001
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,300	34,451
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	4,400	44,097
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	10,100	60,653
JD.com Inc., Class A (Retailing)*†	1,176	43,853
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	5,564	35,719
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	1,100	27,107
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	29,639
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	4,000	44,960
Meituan, Class B (Retailing)*^†	900	25,606
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	3,400	39,496
NetEase Inc. - ADR (Media & Entertainment)	571	59,018
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	6,000	47,023
Sangfor Technologies Inc., Class A (Software & Services)†	1,100	26,921
SF Holding Co., Ltd., Class A (Transportation)†	3,800	37,983
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	5,300	33,318
Shanghai International Airport Co., Ltd., Class A (Transportation)*†	5,100	40,499
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,050	38,538

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
China - 10.6% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,000	$36,938
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	51,000	35,140
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	11,800	28,820
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	1,700	43,790
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	11,600	39,730
TravelSky Technology Ltd., Class H (Software & Services)†	23,000	43,084
Trip.com Group Ltd. (Consumer Services)*†	1,251	32,952
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	800	24,883
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,790	29,421
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,500	24,550
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	7,700	42,632
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	11,900	35,899
ZTO Express Cayman Inc. - ADR (Transportation)	1,185	35,597
		1,478,904
Colombia - 0.7%
Cementos Argos SA (Materials)	26,196	42,999
Ecopetrol SA - Sponsored ADR (Energy)	3,713	54,729
		97,728
Czech Republic - 0.4%
Komercni banka AS (Banks)†	1,394	61,826
Denmark - 2.1%
Ambu A/S, Class B (Health Care Equipment & Services)†	1,550	32,853
Chr Hansen Holding A/S (Materials)†	702	56,264
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Denmark - 2.1% (continued)
Coloplast A/S, Class B (Health Care Equipment & Services)†	377	$54,787
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	328	111,430
Novozymes A/S, Class B (Materials)†	598	41,068
		296,402
Egypt - 0.7%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	30,792	99,749
Finland - 0.5%
Kone OYJ, Class B (Capital Goods)†	601	39,073
Neste OYJ (Energy)†	665	29,843
		68,916
France - 7.1%
Air Liquide SA (Materials)†	723	123,993
Alten SA (Software & Services)†	750	122,224
Dassault Systemes SE (Software & Services)†	975	46,945
IPSOS (Media & Entertainment)†	2,185	99,644
Kering SA (Consumer Durables & Apparel)†	162	120,955
LISI (Capital Goods)†	3,059	96,243
L'Oreal SA (Household & Personal Products)†	100	42,807
Rubis SCA (Utilities)†	3,120	100,670
Safran SA (Capital Goods)†	590	71,580
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	103	45,095
Schneider Electric SE (Capital Goods)†	737	125,285
		995,441
Germany - 7.3%
adidas AG (Consumer Durables & Apparel)†	146	39,763
Allianz SE, Reg S (Insurance)†	507	129,852
Bayerische Motoren Werke AG (Automobiles & Components)†	1,419	148,234
Bechtle AG (Software & Services)†	1,176	69,934
Brenntag SE (Capital Goods)†	1,433	121,887
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	256	40,734
FUCHS PETROLUB SE (Materials)†	2,480	82,775

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Germany - 7.3% (continued)
HelloFresh SE (Food & Staples Retailing)*†	415	$27,278
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	3,308	135,129
SAP SE - Sponsored ADR (Software & Services)	717	89,776
Scout24 SE (Media & Entertainment)^†	1,132	67,019
Symrise AG (Materials)†	253	30,187
TeamViewer AG (Software & Services)*^†	2,653	39,901
		1,022,469
Hong Kong - 1.6%
AIA Group Ltd. (Insurance)†	8,600	89,330
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	9,600	95,518
Techtronic Industries Co., Ltd. (Capital Goods)†	2,500	41,101
		225,949
Iceland - 0.2%
Marel HF (Capital Goods)^†	5,278	32,940
India - 2.3%
Asian Paints Ltd. (Materials)†	998	42,074
HDFC Bank Ltd. - ADR (Banks)	541	37,129
Hero MotoCorp Ltd. (Automobiles & Components)†	1,194	43,733
ICICI Bank Ltd. - Sponsored ADR (Banks)	2,849	61,909
Kotak Mahindra Bank Ltd. (Banks)†	1,697	42,266
Pidilite Industries Ltd. (Materials)†	1,367	45,189
Tata Consultancy Services Ltd. (Software & Services)†	1,001	50,278
		322,578
Indonesia - 1.3%
Astra International Tbk PT (Automobiles & Components)†	122,700	46,858
Bank Central Asia Tbk PT (Banks)†	93,000	49,587
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	141,200	40,093
Unilever Indonesia Tbk PT (Household & Personal Products)†	147,500	41,409
		177,947
Israel - 0.2%
CyberArk Software Ltd. (Software & Services)*	241	33,053
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Italy - 1.7%
Amplifon SpA (Health Care Equipment & Services)†	767	$32,487
DiaSorin SpA (Health Care Equipment & Services)†	281	43,307
FinecoBank Banca Fineco SpA (Banks)†	2,153	36,121
Reply SpA (Software & Services)†	729	122,206
		234,121
Japan - 13.9%
Benefit One Inc. (Commercial & Professional Services)†	1,200	36,466
BML Inc. (Health Care Equipment & Services)†	2,300	69,814
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,400	142,873
Daifuku Co., Ltd. (Capital Goods)†	400	27,810
FANUC Corp. (Capital Goods)†	350	69,261
Fast Retailing Co., Ltd. (Retailing)†	70	41,134
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	9,090	139,353
Kakaku.com Inc. (Media & Entertainment)†	2,700	55,869
Kobayashi Pharmaceutical Co., Ltd. (Household & Personal Products)†	800	62,497
Komatsu Ltd. (Capital Goods)†	4,740	116,691
Kubota Corp. (Capital Goods)†	6,100	130,878
M3 Inc. (Health Care Equipment & Services)†	800	30,662
Makita Corp. (Capital Goods)†	2,400	89,831
MISUMI Group Inc. (Capital Goods)†	2,000	65,088
Nitori Holdings Co., Ltd. (Retailing)†	800	114,639
Nomura Research Institute Ltd. (Software & Services)†	1,106	38,914
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	600	29,586
Rinnai Corp. (Consumer Durables & Apparel)†	1,100	98,636
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,700	95,596
Shiseido Co., Ltd. (Household & Personal Products)†	600	30,363
SMC Corp. (Capital Goods)†	160	89,499
Stanley Electric Co., Ltd. (Automobiles & Components)†	4,415	103,321

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Japan - 13.9% (continued)
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	1,555	$91,212
Sysmex Corp. (Health Care Equipment & Services)†	500	47,476
Unicharm Corp. (Household & Personal Products)†	2,500	96,750
UT Group Co., Ltd. (Commercial & Professional Services)†	1,000	28,569
		1,942,788
Kazakhstan - 0.4%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	2,211	28,786
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	338	28,984
		57,770
Mexico - 1.1%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	655	49,269
Grupo Financiero Banorte SAB de CV, Series O (Banks)	9,600	60,845
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	11,100	37,742
		147,856
Netherlands - 3.4%
Adyen NV (Software & Services)*^†	18	36,705
ASM International NV (Semiconductors & Semiconductor Equipment)†	172	59,746
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	192	130,022
Koninklijke Vopak NV (Energy)†	2,522	86,481
Shell plc - ADR (Energy)*	3,069	157,747
		470,701
Peru - 0.3%
Credicorp Ltd. (Banks)	323	46,260
Philippines - 2.7%
Bank of the Philippine Islands (Banks)†	27,440	52,909
BDO Unibank Inc. (Banks)†	18,870	50,240
International Container Terminal Services Inc. (Transportation)†	14,190	55,872
Jollibee Foods Corp. (Consumer Services)†	8,190	38,609
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	39,680	43,870
Security Bank Corp. (Banks)†	19,210	40,425
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Philippines - 2.7% (continued)
SM Prime Holdings Inc. (Real Estate)†	83,300	$57,571
Universal Robina Corp. (Food Beverage & Tobacco)†	14,560	36,370
		375,866
Poland - 0.6%
Allegro.eu SA (Retailing)*^†	2,455	22,770
ING Bank Slaski SA (Banks)†	980	64,985
		87,755
Russia - 1.2%
LUKOIL PJSC - Sponsored ADR (Energy)	603	53,589
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	190	40,340
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	3,389	47,631
Yandex NV, Class A (Media & Entertainment)*	541	26,000
		167,560
Saudi Arabia - 1.4%
Al Rajhi Bank (Banks)†	1,801	71,323
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	1,021	40,544
Jarir Marketing Co. (Retailing)†	724	38,911
Saudi National Bank (Banks)†	2,214	43,693
		194,471
Singapore - 2.3%
DBS Group Holdings Ltd. (Banks)†	6,014	157,545
Oversea-Chinese Banking Corp., Ltd. (Banks)†	18,238	168,904
		326,449
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	303	39,221
South Africa - 0.3%
Discovery Ltd. (Insurance)*†	4,148	41,801
South Korea - 1.3%
Cheil Worldwide Inc. (Media & Entertainment)†	2,148	39,424
Coway Co., Ltd. (Consumer Durables & Apparel)†	524	30,426
LG Household & Health Care Ltd. (Household & Personal Products)†	43	34,976
NAVER Corp. (Media & Entertainment)†	111	29,408
NCSoft Corp. (Media & Entertainment)†	105	47,445
		181,679

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Spain - 2.6%
Amadeus IT Group SA (Software & Services)*†	528	$36,226
Banco Bilbao Vizcaya Argentaria SA (Banks)†	17,279	109,979
Banco Santander SA - Sponsored ADR (Banks)	34,683	122,084
Bankinter SA (Banks)†	15,831	92,746
		361,035
Sweden - 5.1%
Alfa Laval AB (Capital Goods)†	2,478	83,842
Assa Abloy AB, Class B (Capital Goods)†	4,911	134,544
Atlas Copco AB, Class A (Capital Goods)†	998	58,656
Epiroc AB, Class A (Capital Goods)†	5,084	108,064
Evolution AB (Consumer Services)^†	550	68,294
Hexagon AB, Class B (Technology Hardware & Equipment)†	2,300	31,076
Intrum AB (Commercial & Professional Services)†	2,391	72,072
Skandinaviska Enskilda Banken AB, Class A (Banks)†	9,177	118,313
Thule Group AB (Consumer Durables & Apparel)^†	769	36,963
		711,824
Switzerland - 4.0%
Alcon Inc. (Health Care Equipment & Services)	1,774	136,208
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	470	68,159
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	117	80,535
SGS SA, Reg S (Commercial & Professional Services)†	11	31,369
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	140	49,738
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	29	47,941
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	77	37,424
Temenos AG, Reg S (Software & Services)†	306	36,618
VAT Group AG (Capital Goods)^†	187	76,083
		564,075
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Taiwan - 2.9%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,998	$41,938
Airtac International Group (Capital Goods)†	1,046	36,965
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	21,000	51,521
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,000	44,447
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,000	33,482
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	450	33,035
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	500	68,115
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	91,092
		400,595
Thailand - 0.4%
Siam Commercial Bank pcl, Reg S (Banks)†	16,000	60,309
Turkey - 0.3%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	8,225	43,615
United Arab Emirates - 0.9%
Agthia Group PJSC (Food Beverage & Tobacco)†	23,110	31,592
Emaar Properties PJSC (Real Estate)†	70,076	93,245
		124,837
United Kingdom - 7.1%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,665	30,104
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,189	39,432
Compass Group plc (Consumer Services)†	1,938	43,991
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	555	31,175
Diploma plc (Capital Goods)†	3,481	129,923
Grafton Group plc (Capital Goods)†	5,899	92,204
HomeServe plc (Commercial & Professional Services)†	9,439	97,397
Intertek Group plc (Commercial & Professional Services)†	804	58,188

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
United Kingdom - 7.1% (continued)
Rathbones Group plc (Diversified Financials)†	2,967	$74,918
Reckitt Benckiser Group plc (Household & Personal Products)†	736	59,688
Rightmove plc (Media & Entertainment)†	8,520	74,945
Rio Tinto plc (Materials)†	1,881	132,515
Spirax-Sarco Engineering plc (Capital Goods)†	248	44,481
Standard Chartered plc (Banks)†	12,421	90,925
		999,886
Total Common Stocks (Cost $11,254,710)		$13,569,855
PREFERRED STOCKS - 2.0%
Brazil - 0.2%
Itau Unibanco Holding SA - Sponsored ADR, 0.67% (Banks)+	7,362	34,749
Colombia - 0.4%
Bancolombia SA - Sponsored ADR, 0.64% (Banks)+	1,501	53,406
Germany - 1.0%
Henkel AG & Co. KGaA, 2.59% (Household & Personal Products)+†	1,217	99,102
Sartorius AG, 0.15% (Health Care Equipment & Services)+†	70	37,475
		136,577
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.15% (Technology Hardware & Equipment)+†	42	59,476
Total Preferred Stocks (Cost $277,292)		$284,208
SHORT TERM INVESTMENTS - 1.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	179,136	179,136
Total Short Term Investments (Cost $179,136)		$179,136
Total Investments — 100.1%
(Cost $11,711,138)		$14,033,199
Liabilities Less Other Assets - (0.1)%		(13,567)
Net Assets — 100.0%		$14,019,632

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.6% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.6%
Banks	14.2
Capital Goods	15.2
Commercial & Professional Services	2.7
Consumer Durables & Apparel	4.4
Consumer Services	1.5
Diversified Financials	1.2
Energy	4.5
Food & Staples Retailing	3.3
Food Beverage & Tobacco	2.7
Health Care Equipment & Services	4.7
Household & Personal Products	3.4
Insurance	3.5
Materials	5.4
Media & Entertainment	4.5
Pharmaceuticals, Biotechnology & Life Sciences	5.9
Real Estate	1.3
Retailing	2.6
Semiconductors & Semiconductor Equipment	5.0
Software & Services	6.2
Technology Hardware & Equipment	1.6
Transportation	1.7
Utilities	0.7
Money Market Fund	1.3
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Bangladesh - 0.3%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	10,847	$27,781
Brazil - 6.6%
Ambev SA - ADR (Food Beverage & Tobacco)	20,505	58,029
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	55,900	153,906
Cia Brasileira de Distribuicao - ADR (Food & Staples Retailing)	8,181	34,769
Localiza Rent a Car SA (Transportation)	7,300	80,560
Magazine Luiza SA (Retailing)*	37,300	49,171
Raia Drogasil SA (Food & Staples Retailing)	14,100	61,497
Ultrapar Participacoes SA - Sponsored ADR (Energy)	15,872	45,394
WEG SA (Capital Goods)	7,200	43,606
XP Inc., Class A (Diversified Financials)*	1,254	41,771
		568,703
Chile - 1.0%
Banco Santander Chile - ADR (Banks)	4,339	87,127
China - 30.3%
51job Inc. - ADR (Commercial & Professional Services)*	764	38,506
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,700	55,619
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	400	38,159
Country Garden Services Holdings Co., Ltd. (Real Estate)†	8,000	47,283
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	154,080	187,108
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,490	37,781
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	8,400	45,528
Glodon Co., Ltd., Class A (Software & Services)†	3,400	32,936
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	30,400	121,841
Haitian International Holdings Ltd. (Capital Goods)†	15,000	39,001
	Shares	Value
COMMON STOCKS - 95.6% (continued)
China - 30.3% (continued)
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,900	$40,715
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	3,700	19,585
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	5,300	53,117
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	11,300	67,859
JD.com Inc., Class A (Retailing)*†	3,252	121,267
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	6,480	41,599
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	54,213
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	29,639
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	3,400	38,216
Meituan, Class B (Retailing)*^†	1,600	45,523
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	14,300	166,117
NetEase Inc. - ADR (Media & Entertainment)	648	66,977
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	20,000	156,743
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	2,900	33,010
Sangfor Technologies Inc., Class A (Software & Services)†	1,400	34,263
SF Holding Co., Ltd., Class A (Transportation)†	5,900	58,973
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	6,300	39,605
Shanghai International Airport Co., Ltd., Class A (Transportation)*†	6,400	50,822
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,800	45,674
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,000	55,407

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6% (continued)
China - 30.3% (continued)
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	123,000	$84,749
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	19,100	46,650
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,000	51,517
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	13,700	46,922
TravelSky Technology Ltd., Class H (Software & Services)†	23,000	43,084
Trip.com Group Ltd. (Consumer Services)*†	2,161	56,921
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	1,400	43,545
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,727	61,258
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	4,000	39,280
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	9,600	53,152
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	14,200	42,838
ZTO Express Cayman Inc. - ADR (Transportation)	5,313	159,603
		2,592,605
Colombia - 1.2%
Cementos Argos SA (Materials)	15,277	25,076
Ecopetrol SA - Sponsored ADR (Energy)	5,093	75,071
		100,147
Czech Republic - 0.4%
Komercni banka AS (Banks)†	706	31,312
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)*†	15,603	50,545
Iceland - 0.2%
Marel HF (Capital Goods)^†	3,210	20,034
India - 8.0%
Asian Paints Ltd. (Materials)†	1,186	50,000
HDFC Bank Ltd. - ADR (Banks)	2,301	157,918
	Shares	Value
COMMON STOCKS - 95.6% (continued)
India - 8.0% (continued)
Hero MotoCorp Ltd. (Automobiles & Components)†	4,698	$172,075
ICICI Bank Ltd. - Sponsored ADR (Banks)	4,274	92,874
Kotak Mahindra Bank Ltd. (Banks)†	1,950	48,567
Max Financial Services Ltd. (Insurance)*†	1,683	21,522
Pidilite Industries Ltd. (Materials)†	2,034	67,238
Tata Consultancy Services Ltd. (Software & Services)†	1,502	75,442
		685,636
Indonesia - 2.1%
Astra International Tbk PT (Automobiles & Components)†	116,400	44,452
Bank Central Asia Tbk PT (Banks)†	108,000	57,585
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	164,300	46,652
Unilever Indonesia Tbk PT (Household & Personal Products)†	105,000	29,477
		178,166
Kazakhstan - 0.5%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,819	23,683
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	198	16,979
		40,662
Kenya - 0.2%
Safaricom plc (Telecommunication Services)†	62,300	20,189
Malaysia - 0.5%
Dialog Group Bhd. (Energy)†	63,800	39,125
Mexico - 3.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,943	146,152
Grupo Financiero Banorte SAB de CV, Series O (Banks)	22,600	143,239
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	13,300	45,223
		334,614
Morocco - 0.5%
Attijariwafa Bank (Banks)†	430	22,553

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6% (continued)
Morocco - 0.5% (continued)
Itissalat Al-Maghrib (Telecommunication Services)†	1,491	$21,856
		44,409
Pakistan - 0.2%
Oil & Gas Development Co., Ltd. (Energy)†	41,800	20,613
Panama - 0.6%
Copa Holdings SA, Class A (Transportation)*	607	50,733
Peru - 2.0%
Credicorp Ltd. (Banks)	1,201	172,007
Philippines - 3.8%
Bank of the Philippine Islands (Banks)†	13,720	26,455
BDO Unibank Inc. (Banks)†	26,400	70,288
International Container Terminal Services Inc. (Transportation)†	18,410	72,488
Jollibee Foods Corp. (Consumer Services)†	6,330	29,841
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	16,410	18,143
Security Bank Corp. (Banks)†	10,700	22,516
SM Prime Holdings Inc. (Real Estate)†	88,800	61,372
Universal Robina Corp. (Food Beverage & Tobacco)†	8,270	20,658
		321,761
Poland - 0.7%
Allegro.eu SA (Retailing)*^†	2,942	27,287
ING Bank Slaski SA (Banks)†	505	33,487
		60,774
Romania - 0.6%
Banca Transilvania SA (Banks)†	38,734	23,186
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	3,372	29,074
		52,260
Russia - 4.9%
LUKOIL PJSC - Sponsored ADR (Energy)	1,738	154,456
Novatek PJSC - Sponsored GDR, Reg S (Energy)†	531	112,740
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	8,719	122,541
Yandex NV, Class A (Media & Entertainment)*	681	32,729
		422,466
Saudi Arabia - 3.0%
Al Rajhi Bank (Banks)†	2,128	84,273
	Shares	Value
COMMON STOCKS - 95.6% (continued)
Saudi Arabia - 3.0% (continued)
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	621	$24,660
Jarir Marketing Co. (Retailing)†	1,292	69,438
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	471	24,932
Saudi National Bank (Banks)†	2,666	52,613
		255,916
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	179	23,170
South Africa - 0.9%
Discovery Ltd. (Insurance)*†	7,600	76,588
South Korea - 4.9%
Cheil Worldwide Inc. (Media & Entertainment)†	3,865	70,937
Coway Co., Ltd. (Consumer Durables & Apparel)†	1,180	68,518
LG Household & Health Care Ltd. (Household & Personal Products)†	116	94,355
NAVER Corp. (Media & Entertainment)†	181	47,953
NCSoft Corp. (Media & Entertainment)†	305	137,815
		419,578
Taiwan - 11.3%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,499	76,925
Airtac International Group (Capital Goods)†	4,800	169,629
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	550	61,042
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	72,000	176,643
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,000	88,893
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	45,000	167,412
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	700	51,387
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	250	34,058
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	6,000	136,638
		962,627

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6% (continued)
Thailand - 1.4%
Siam Commercial Bank pcl, Reg S (Banks)†	32,000	$120,619
Turkey - 0.7%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	11,148	59,114
United Arab Emirates - 1.0%
Agthia Group PJSC (Food Beverage & Tobacco)†	13,882	18,977
Emaar Properties PJSC (Real Estate)†	53,031	70,564
		89,541
Vietnam - 3.0%
Bank for Foreign Trade of Vietnam JSC (Banks)†	19,446	76,177
Hoa Phat Group JSC (Materials)†	62,966	117,878
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	2,320	15,233
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	11,810	43,377
		252,665
Total Common Stocks (Cost $7,234,494)		$8,181,487
PREFERRED STOCKS - 3.2%
Brazil - 1.0%
Itau Unibanco Holding SA - Sponsored ADR, 0.67% (Banks)+	18,452	87,093
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 0.64% (Banks)+	1,139	40,526
South Korea - 1.7%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.15% (Technology Hardware & Equipment)+†	106	150,107
Total Preferred Stocks (Cost $207,739)		$277,726
SHORT TERM INVESTMENTS - 0.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	57,083	57,083
Shares	Value
SHORT TERM INVESTMENTS - 0.7% (continued)
Total Short Term Investments (Cost $57,084)	$57,083
Total Investments — 99.5%
(Cost $7,499,317)	$8,516,296
Other Assets Less Liabilities - 0.5%	41,407
Net Assets — 100.0%	$8,557,703

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.6% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2022 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	3.0%
Banks	20.0
Capital Goods	5.4
Commercial & Professional Services	0.5
Consumer Durables & Apparel	6.4
Consumer Services	1.6
Diversified Financials	2.5
Energy	5.5
Food & Staples Retailing	2.5
Food Beverage & Tobacco	6.1
Health Care Equipment & Services	0.7
Household & Personal Products	1.4
Insurance	3.2
Materials	3.6
Media & Entertainment	4.2
Pharmaceuticals, Biotechnology & Life Sciences	6.0
Real Estate	2.1
Retailing	4.3
Semiconductors & Semiconductor Equipment	5.2
Software & Services	2.8
Technology Hardware & Equipment	5.8
Telecommunication Services	0.4
Transportation	5.6
Money Market Fund	0.7
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
China - 82.2%
Alibaba Group Holding Ltd. (Retailing)*†	11,200	$175,821
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	7,500	112,520
Baidu Inc., Class A (Media & Entertainment)*†	3,558	70,626
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	4,300	140,682
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	1,400	133,557
Country Garden Services Holdings Co., Ltd. (Real Estate)†	15,000	88,656
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	78,000	94,720
ENN Energy Holdings Ltd. (Utilities)†	8,100	128,745
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	3,090	46,884
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	10,000	54,200
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	18,000	72,143
Haitian International Holdings Ltd. (Capital Goods)†	45,020	117,055
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	7,400	77,254
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	16,600	87,870
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	4,700	47,104
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	16,900	101,488
JD.com Inc., Class A (Retailing)*†	4,821	179,775
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	8,540	54,824
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	4,000	44,960
	Shares	Value
COMMON STOCKS - 98.3% (continued)
China - 82.2% (continued)
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	8,800	$102,226
NetEase Inc. (Media & Entertainment)†	6,700	138,233
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	4,000	45,530
Sangfor Technologies Inc., Class A (Software & Services)†	3,229	79,026
SF Holding Co., Ltd., Class A (Transportation)†	9,700	96,956
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	11,900	113,234
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	8,000	147,751
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	5,400	139,097
Tencent Holdings Ltd. (Media & Entertainment)†	4,800	292,979
TravelSky Technology Ltd., Class H (Software & Services)†	62,000	116,139
Trip.com Group Ltd. (Consumer Services)*†	2,146	56,526
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	4,300	133,746
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	8,960	147,269
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	16,500	162,028
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	19,800	109,626
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	40,400	121,877
		3,831,127
Hong Kong - 9.0%
AIA Group Ltd. (Insurance)†	14,000	145,422
Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	2,000	112,875
Techtronic Industries Co., Ltd. (Capital Goods)†	10,000	164,403
		422,700

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
January 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 98.3% (continued)
Taiwan - 7.1%
Airtac International Group (Capital Goods)†	4,685	$165,565
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	1,220	166,202
		331,767
Total Common Stocks (Cost $5,049,366)		$4,585,594
SHORT TERM INVESTMENTS - 1.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 0.01% (Money Market Funds)	69,525	69,525
Total Short Term Investments (Cost $69,525)		$69,525
Total Investments — 99.8%
(Cost $5,118,891)		$4,655,119
Other Assets Less Liabilities - 0.2%		7,284
Net Assets — 100.0%		$4,662,403

* Non-income producing security.
† Investment categorized as level 2 security.
^ Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.3% of net assets as of January 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	1.2%
Capital Goods	20.3
Consumer Durables & Apparel	9.3
Consumer Services	1.2
Diversified Financials	2.4
Food Beverage & Tobacco	6.1
Health Care Equipment & Services	1.0
Insurance	3.1
Media & Entertainment	10.8
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Real Estate	1.9
Retailing	10.6
Semiconductors & Semiconductor Equipment	4.6
Software & Services	6.5
Technology Hardware & Equipment	3.0
Transportation	2.1
Utilities	2.8
Money Market Fund	1.5
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%